Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Agreements repurchase	$ 43,599	$ 10,001
Repurchase agreement expiration period	5 days	2 days
Derivatives transactions	$ 20,714	$ 22,719
Allowance for expected credit losses	(13,536)	(20,465)	$ 93,671
Debt Instruments Valued at Fair Value [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Allowance for expected credit losses	6,979	4,226
Financial Assets Availableforsale Category [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Realized gains reclassified to the income statement	$ 13,284	$ 4,478